Fair values of financial assets and financial liabilities (Tables)	6 Months Ended
Mar. 31, 2022
Fair values of financial assets and financial liabilities
Summary of the attribution of financial instruments measured at fair value to the fair value hierarchy

$m	Level 1	Level 2	Level 3	Total
As at 31 March 2022
Financial assets measured at fair value on a recurring basis
Trading securities and financial assets measured at FVIS	5,474	18,260	4	23,738
Derivative financial instruments	38	18,204	27	18,269
Investment securities	11,838	57,287	439	69,564
Loans	—	217	32	249
Assets held for sale	1,057	1,422	—	2,479
Total financial assets measured at fair value on a recurring basis	18,407	95,390	502	114,299
Financial liabilities measured at fair value on a recurring basis
Deposits and other borrowings	—	44,743	—	44,743
Other financial liabilities	1,090	5,767	—	6,857
Derivative financial instruments	26	25,288	33	25,347
Debt issues	—	6,294	—	6,294
Liabilities held for sale	—	414	—	414
Total financial liabilities measured at fair value on a recurring basis	1,116	82,506	33	83,655

Note 13. Fair values of financial assets and financial liabilities (continued)

$m	Level 1	Level 2	Level 3	Total
As at 30 September 2021
Financial assets measured at fair value on a recurring basis
Trading securities and financial assets measured at FVIS	6,221	14,875	5	21,101
Derivative financial instruments	22	19,305	26	19,353
Investment securities	19,282	62,923	277	82,482
Loans	—	74	36	110
Assets held for sale	1,309	1,663	—	2,972
Total financial assets measured at fair value on a recurring basis	26,834	98,840	344	126,018
Financial liabilities measured at fair value on a recurring basis
Deposits and other borrowings	—	46,665	—	46,665
Other financial liabilities	1,478	4,968	—	6,446
Derivative financial instruments	35	17,992	32	18,059
Debt issues	—	5,514	—	5,514
Liabilities held for sale	—	447	—	447
Total financial liabilities measured at fair value on a recurring basis	1,513	75,586	32	77,131

As at 31 March 2021
Financial assets measured at fair value on a recurring basis
Trading securities and financial assets measured at FVIS	5,579	14,749	600	20,928
Derivative financial instruments	26	22,335	12	22,373
Investment securities	17,792	72,778	368	90,938
Loans	—	108	20	128
Life insurance assets	119	3,297	—	3,416
Assets held for sale	—	282	7	289
Total financial assets measured at fair value on a recurring basis	23,516	113,549	1,007	138,072
Total financial assets measured at fair value on a non-recurring basis
Assets held for sale	—	—	376	376
Total financial assets measured at fair value	23,516	113,549	1,383	138,448
Financial liabilities measured at fair value on a recurring basis
Deposits and other borrowings	—	37,212	—	37,212
Other financial liabilities	225	3,632	—	3,857
Derivative financial instruments	31	20,253	19	20,303
Debt issues	—	5,639	—	5,639
Life insurance liabilities	—	1,070	—	1,070
Liabilities held for sale	—	—	6	6
Total financial liabilities measured at fair value on a recurring basis	256	67,806	25	68,087

Summary of changes in financial instruments measured at fair value on a recurring basis derived from non-market observable valuation techniques (Level 3)

	Half Year March 2022
	Trading
	securities and
	financial
	assets			Total		Total
	measured at	Investment		Level 3		Level 3
$m	FVIS	Securities	Other[1]	assets	Derivatives	liabilities
Balance as at beginning of period	5	277	62	344	32	32
Gains/(losses) on assets / (gains)/losses on liabilities recognised in:
Income statement	—	—	3	3	7	7
Other comprehensive income	—	146	—	146	—	—
Acquisitions and issues	—	33	3	36	—	—
Disposals and settlements	(1)	(17)	(8)	(26)	(1)	(1)
Transfer into or out of non-market observables	—	—	—	—	(5)	(5)
Foreign currency translation impacts	—	—	(1)	(1)	—	—
Balance as at end of period	4	439	59	502	33	33
Unrealised gains/(losses) recognised in the income statement for financial instrument held as at end of period	—	—	4	4	(7)	(7)

1.	Other is comprised of derivative financial assets and certain loans.

Schedule of estimated fair value and fair value hierarchy of financial instruments not measured at fair value

	As at 31 March 2022		As at 30 Sept 2021		As at 31 March 2021
	Carrying	Fair	Carrying	Fair	Carrying	Fair
$m	amount	value	amount	value	amount	value
Financial assets not measured at fair value
Cash and balances with central banks	102,410	102,410	71,353	71,353	33,877	33,877
Collateral paid	7,374	7,374	4,232	4,232	3,917	3,917
Investment securities	878	878	935	935	365	365
Loans	719,307	716,281	709,674	710,284	688,090	689,606
Other financial assets	4,896	4,896	6,394	6,394	3,312	3,312
Assets held for sale	26	26	1,041	1,041	3,208	3,208
Total financial assets not measured at fair value	834,891	831,865	793,629	794,239	732,769	734,285
Financial liabilities not measured at fair value
Collateral received	2,170	2,170	2,368	2,368	2,504	2,504
Deposits and other borrowings	600,863	600,982	580,290	580,112	548,189	548,167
Other financial liabilities	44,488	44,488	43,863	43,863	39,139	39,139
Debt issues[2]	127,335	127,247	123,265	124,569	122,211	123,576
Loan capital[2]	29,036	29,413	29,067	30,147	26,294	27,137
Liabilities held for sale	17	17	28	28	2,208	2,208
Total financial liabilities not measured at fair value	803,909	804,317	778,881	781,087	740,545	742,731

2.	The estimated fair values of debt issues and loan capital include the impact of changes in Westpac’s credit spreads since origination.